Consolidated Statements of Comprehensive Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	€ 1,512,056	€ (338,382)	€ (681,345)
Other comprehensive income (loss):
Foreign currency translation adjustments	(61,000)	(146,000)	288,000
Provision for retirement indemnities	374,000		57,000
Comprehensive income (loss), net of tax	€ 1,825,000	€ (483,000)	€ (336,000)